Securities:	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management's intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Available for Sale:
U.S. government and agency securities	$171,141	3,511	(65)	174,587
Tax free municipal bonds	60,432	4,623	—	65,055
Taxable municipal bonds	12,846	1,059	—	13,905
Trust preferred securities	2,000	—	(1,007)	993
Mortgage-backed securities:
GNMA	30,427	1,413	(19)	31,821
FNMA	59,195	2,101	(1)	61,295
FHLMC	15,108	491	—	15,599
NON-AGENCY CMOs	2,012	7	(223)	1,796
AGENCY CMOs	18,163	568	—	18,731

	$371,324	13,773	(1,315)	383,782

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Restricted:
FHLB stock	$4,378	—	—	4,378

Available for Sale:
U.S. government and agency securities	$163,365	2,921	(1,882)	164,404
Tax free municipal bonds	64,967	481	(1,055)	64,393
Taxable municipal bonds	17,037	105	(350)	16,792
Trust preferred securities	2,000	—	(723)	1,277
Mortgage-backed securities:
GNMA	30,325	873	(184)	31,014
FNMA	27,324	1,247	(23)	28,548
FHLMC	19,059	413	(29)	19,443
NON-AGENCY CMOs	3,711	38	(205)	3,544
AGENCY CMOs	27,388	1,039	(104)	28,323

	$355,176	7,117	(4,555)	357,738

The scheduled maturities of debt securities available for sale at December 31, 2011, and December 31, 2010, were as follows:

2011	Amortized Cost	Estimated Fair Value
Due within one year	$461	464
Due in one to five years	6,844	6,929
Due in five to ten years	24,471	26,153
Due after ten years	72,460	75,804

	104,236	109,350
Amortizing agency bonds	142,183	145,190
Mortgage-backed securities	124,905	129,242

Total securities available for sale	$371,324	383,782

2010	Amortized Cost	Estimated Fair Value
Due within one year	$778	773
Due in one to five years	6,699	6,772
Due in five to ten years	21,825	22,069
Due after ten years	88,180	86,836

	117,482	116,450
Amortizing agency bonds	129,887	130,416
Mortgage-backed securities	107,807	110,872

Total securities available for sale	$355,176	357,738

FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2011, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$20,422	(54)	2,007	(11)	22,429	(65)
Taxable municipals	—	—	—	—	—	—
Tax free municipals	—	—	—	—	—	—
Trust preferred securities	—	—	993	(1,007)	993	(1,007)
Mortgage-backed securities:
GNMA	1,925	(19)	—	—	1,925	(19)
FNMA	—	—	81	(1)	81	(1)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	1,494	(223)	1,494	(223)
AGENCY CMOs	—	—	—	—	—	—

Total Available for Sale	$22,347	(73)	4,575	(1,242)	26,922	(1,315)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2011, the Company has nine securities with unrealized losses. With the exception of two bonds discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The Company's most recent review for other than temporary impairment indicated that two private label CMO's were other than temporarily impaired due to adverse credit quality. As a result, the Company has reduced the book balance of two private label CMO's as follows:

CUSIP	Description	Current Par Value	Current Moody's Credit Rating	2011 Impairment Charge	2009 Impairment Charge	Total Impairment Charge
362290AC2	GSR 2007 TR-AR12	$984,098	CC	$65,500	$180,000	$245,500
12638PCQ0	CSMC 2007-3 4A15	$719,907	Caa3	$89,500	$20,000	$109,500

In June of 2008, the Company purchased $2 million par value of a private placement subordinated debenture issued by First Financial Services Corporation. The debenture is a thirty year security with a coupon rate of 8.00%. First Financial Services Corporation is a NASDAQ listed commercial bank holding company trading under the symbol FFKY and located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust. FFKY has suffered significant asset quality issues that have resulted in negative earnings since 2009 and have negatively impacted FFKY's capital position.

Currently, FFKY is under a Consent Order issued jointly by the Kentucky State Department of Financial Institutions and the FDIC. The consent order requires FFKY to increase its Tier 1 Capital Ratio to 8% and its Total Risk Based Capital Ratio to 12.00%. At September 30, 2010, FFKY had not met the capital goals established by their regulators but remains "Adequately Capitalized" in accordance with FDIC guidelines.

The Company continues to monitor all quarterly reports issued by both FFKY and its bank subsidiary to determine if the investment in the subordinated trust is other than temporarily impaired. At December 31, 2011, the Company has determined, based on the suspension of the dividend, that the investment is not other than temporarily impaired and has taken a $1.0 million reduction in other comprehensive income related to the lack of current cash flow from the debenture. The Company has further determined, based on the financial trends and capital position of FFKY and its bank subsidiary, that the Company's investment in the subordinated debenture is not permanently impaired at this time.

On February 9, 2012, FFKY announced the sale of four branch offices located in Indiana to a local financial institution. At December 31, 2011, the branches held approximately $117.2 million in deposits and $35.4 million in loans. FFKY anticipates realizing a net gain of approximately $3.4 million on this transaction based on the financial information at December 31, 2011. This transaction is projected to increase the Tier 1 Capital of FFKY to 6.75% from 5.87%. The transaction is expected to close in the third quarter of 2012. The Company will continue to monitor all available public information as well as maintain a dialogue with the management team of FFKY to ascertain the future business prospects of FFKY and the Company's investment.

During 2011, the Company sold investment securities classified as available for sale for proceeds of $115.2 million resulting in gross gains of $3.2 million and gross losses of $335,000. During 2010, the Company sold investment securities classified as available for sale for proceeds of $103.8 million resulting in gross gains of $3.5 million and gross losses of $30,000. During 2009, the Company sold investment securities classified as available-for-sale for proceeds of $80.5 million resulting in gross gains of $2.7 million and gross losses of $17,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2011, the Bank pledged investments with a book value of $124.2 million and a market value of approximately $133.0 million to various municipal entities as required by law. The Bank has pledged various investments with a book value of $5.8 million and a market value of $6.0 million to the Federal Home Loan Bank of Cincinnati to provide for a higher level of available borrowings. In addition, the Bank has provided $32.8 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank's one to four family loan portfolio, commercial real estate portfolio and its multi-family loan portfolio.